Subsequent Events (Details Narrative) - USD ($)	Feb. 24, 2025	Feb. 10, 2025	Jan. 07, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Warrant issued				366,946	97,042
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrant issued	990,159
Subsequent Event [Member] | April 2024 Registered Warrants [Member] | Highbridge Holders and Anson Holders [Member]
Subsequent Event [Line Items]
Warrant issued	60,150
Subsequent Event [Member] | August 2024 Registered Warrants [Member] | Highbridge Holders and Anson Holders [Member]
Subsequent Event [Line Items]
Warrant issued	99,048
Subsequent Event [Member] | April and July 2024 Unregistered Warrants [Member] | High Trail Holders [Member]
Subsequent Event [Line Items]
Warrant issued	151,808
Subsequent Event [Member] | December 2023 Registered Warrants [Member] | High Trail Holders [Member]
Subsequent Event [Line Items]
Warrant issued	19,048
Senior Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount		$ 10,000,000	$ 5,000,000
Notes payable current		$ 5,750,000	$ 5,750,000
Conversion price		$ 15.00	$ 23.40
Senior Secured Convertible Promissory Note [Member] | Subsequent Event [Member] | Promissory Note Funded in Tranche Two [Member]
Subsequent Event [Line Items]
Principal amount		$ 5,000,000